NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET INCOME/LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Numerator for basic loss from continuing operations per share	(559,150)	(1,018,547)	(277,048)
Numerator for basic income (loss) from discontinued operations per share	(347,668)	(58,266)	340,787
Numerator for diluted loss from continuing operations per share	(559,150)	(1,018,547)	(277,048)
Numerator for diluted income (loss) from discontinued operations per share	(347,668)	(58,266)	340,787
Denominator:
Denominator for basic and diluted income (loss) per share weighted average ordinary shares outstanding	5,464,760	13,928,048	36,848,816
Basic and diluted loss per share- continuing operations	(102.32)	(73.13)	(7.52)
Basic and diluted income (loss) per share- discontinued operations	(63.62)	(4.18)	9.25